Basis of Presentation and Significant Accounting Policies- Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Aircraft
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years